Document and Entity Information - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Sep. 24, 2019	Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	10-K
Document Period End Date	Jun. 30, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	0-51176
Entity Incorporation State Country Code	KY
Entity Public Float			$ 28,600
Entity Common Stock, Shares Outstanding		8,370,715